Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2012
Supplement [Text Block]	sst5_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETFTM

Supplement dated March 11, 2013 to the

Prospectus dated December 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 11, 2013, the management fee of the Schwab U.S. Small-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.10%	0.08%

Accordingly, the following changes to the Prospectus are effective March 11, 2013:

1. The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst5_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETFTM

Supplement dated March 11, 2013 to the

Prospectus dated December 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 11, 2013, the management fee of the Schwab U.S. Small-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.10%	0.08%

Accordingly, the following changes to the Prospectus are effective March 11, 2013:

1. The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expenses on a $10,000 investment
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.08%
1 year	rr_ExpenseExampleYear01	8
3 years	rr_ExpenseExampleYear03	26
5 years	rr_ExpenseExampleYear05	45
10 years	rr_ExpenseExampleYear10	103